Analysis of changes in shareholders' equity related to components of the other comprehensive income - EUR (€) € in Millions	o/w other comprehensive income		Accumulated other comprehensive income, attributable to owners of parent company		Assets at fair value, attributable to owners of the parent company		Hedging instruments, attributable to owners of the parent company		Translation adjustments, attributable to owners of the parent company		Actuarial gains and losses, attributable to owners of the parent company		Deferred tax, attributable to owners of the parent company		Other comprehensive income of associates and joint ventures, attributable to owners of the parent company		Total accumulated other comprehensive income, attributable to non-controlling interests		Assets at fair value, attributable to non-controlling interests		Hedging instruments, attributable to non-controlling interests		Translation adjustment, attributable to non-controlling interests		Actuarial gains and losses, attributable to non-controlling interests		Deferred tax, attributable to non-controlling interests		Other comprehensive income of associates and joint ventures, attributable to non-controlling interests		Total
Equity at beginning of period at Dec. 31, 2020	€ (552)		€ (711)		€ 68		€ (98)		€ (256)		€ (579)		€ 195		€ (40)		€ 159		€ (3)		€ (2)		€ 171		€ (8)						€ 37,200
Variation	490	[1]	454	[1]	11	[1]	318	[1]	160	[1]	63	[1]	(98)	[1]	1	[1]	36	[1]			(1)	[1]	40	[1]	(4)	[1]					1,267
Equity at end of period at Dec. 31, 2021	(62)		(257)		78		220		(96)		(516)		97		(39)		195		(3)		(3)		212		(11)		€ 1				35,361
Variation	(80)	[1]	(96)	[1]	(111)	[1]	267	[1]	(360)	[1]	179	[1]	(112)	[1]	42	[1]	16	[1]	0	[1]	28	[1]	(14)	[1]	(3)	[1]	(4)	[1]	€ 9	[1]	2,537
Equity at end of period at Dec. 31, 2022	(142)		(353)		(33)		487		(455)		(337)		(16)		3		211		(4)		25		198		(14)		(4)		9		34,956
Variation	(314)	[1]	(332)	[1]	5	[1]	(254)	[1]	(71)	[1]	(89)	[1]	81	[1]	(6)	[1]	19	[1]			(15)	[1]	43	[1]	(7)	[1]	4	[1]	(6)	[1]	2,578
Equity at end of period at Dec. 31, 2023	€ (456)		€ (686)		€ (28)		€ 233		€ (526)		€ (426)		€ 65		€ (3)		€ 230		€ (4)		€ 10		€ 240		€ (21)		€ 1		€ 3		€ 35,098

[1]	Including in 2023 a variation of (269) million euros related to hedging instruments (of which (236) million euros of hedging in American dollar and pound sterling held by Orange SA), an actuarial loss of (80) million euros mainly related to the decrease in discount rates and translation adjustments of (28) million euros mainly due to the depreciation of the Egyptian pound.